OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Operating Leases
SUPPLEMENTAL CASH FLOWS INFORMATION

Supplemental cash flows information related to leases are as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	US$’000	US$’000	US$’000

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payments for operating leases	-	-	2,899
Right-of-use assets obtained in exchange for lease liabilities:
Right-of-use assets obtained in exchange for new operating lease liabilities	-	-	354

SCHEDULE OF COST FOR OPERATING LEASES

The components of lease cost for operating leases were as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	US$’000	US$’000	US$’000

Operating lease cost	-	-	398
Short-term lease cost	580	1,357	1,168
Total lease cost	580	1,357	1,566